Tangible assets	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Tangible assets	Tangible assets
a) Changes
The changes in Tangible assets in the consolidated balance sheets were as follows:

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Cost
Balance at 1 January 2022	25,529	24,423	1,537	51,489	4,429	—	—	4,429
Additions / disposals (net) due to change in the scope of consolidation	14	89	—	103	1	—	—	1
Additions / disposals (net)	604	(822)	(64)	(282)	109A	—	—	109
Transfers, exchange differences and other items	423	1,476	107	2,006	153	—	—	153
Balance at 31 December 2022	26,570	25,166	1,580	53,316	4,692	—	—	4,692
Additions / disposals (net) due to change in the scope of consolidation	11	37	—	48	(13)	—	—	(13)
Additions / disposals (net)	1,122	742	(34)	1,830	125A	—	—	125
Transfers, exchange differences and other items	(1,460)	(641)	30	(2,071)	33	—	—	33
Balance at 31 December 2023	26,243	25,304	1,576	53,123	4,837	—	—	4,837
Additions / disposals (net) due to change in the scope of consolidation	28	(1,192)	—	(1,164)	—	—	—	—
Additions / disposals (net)	730	(1,716)	(17)	(1,003)	179A	—	—	179
Transfers, exchange differences and other items	(1,345)	1,003	(104)	(446)	(235)	—	—	(235)
Balance at 31 December 2024	25,656	23,399	1,455	50,510	4,781	—	—	4,781

Accumulated depreciation
Balances at 1 January 2022	(12,015)	(5,238)	(149)	(17,402)	(1,789)	—	—	(1,789)
Disposals due to change in the scope of consolidation	(7)	(30)	4	(33)	—	—	—	—
Disposals	1,065	2,882	16	3,963	164	—	—	164
Charge for the year	(1,821)	—	(13)	(1,834)	(636)	—	—	(636)
Transfers, exchange differences and other items	(114)	(3,192)	(30)	(3,336)	(4)	—	—	(4)
Balance at 31 December 2022	(12,892)	(5,578)	(172)	(18,642)	(2,265)	—	—	(2,265)
Disposals due to change in the scope of consolidation	7	—	—	7	7	—	—	7
Disposals	284	2,540	—	2,824	160	—	—	160
Charge for the year	(1,744)	—	(11)	(1,755)	(609)	—	—	(609)
Transfers, exchange differences and other items	1,708	(2,744)	(16)	(1,052)	98	—	—	98
Balance at 31 December 2023	(12,637)	(5,782)	(199)	(18,618)	(2,609)	—	—	(2,609)
Disposals due to change in the scope of consolidation	—	686	—	686	—	—	—	—
Disposals	672	3,214	—	3,886	196	—	—	196
Charge for the year	(1,602)	—	(9)	(1,611)	(492)	—	—	(492)
Transfers, exchange differences and other items	948	(2,902)	46	(1,908)	91	—	—	91
Balance at 31 December 2024	(12,619)	(4,784)	(162)	(17,565)	(2,814)	—	—	(2,814)
A. Includes contract extensions on operating leases and repurchases.

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Impairment losses
Balance at 1 January 2022	(255)	(102)	(408)	(765)	(15)	—	—	(15)
Impairment charge for the year	(95)	(33)	(29)	(157)	(2)	—	—	(2)
Releases	12	1	4	17	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	34	76	9	119	13			13
Exchange differences and other	115	25	45	185	(11)	—	—	(11)
Balance at 31 December 2022	(189)	(33)	(379)	(601)	(14)	—	—	(14)
Impairment charge for the year	(115)	(29)	(12)	(156)	(39)	—	—	(39)
Releases	5	11	4	20	4	—	—	4
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	36	—	4	40	5			5
Exchange differences and other	65	47	(38)	74	(1)	—	—	(1)
Balance at 31 December 2023	(198)	(4)	(421)	(623)	(45)	—	—	(45)
Impairment charge for the year	(280)	(70)	(81)	(431)	(33)	—	—	(33)
Releases	34	3	8	45	10	—	—	10
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	53	—	—	53	19	—	—	19
Exchange differences and other	(10)	32	76	98	—	—	—	—
Balance at 31 December 2024	(401)	(39)	(418)	(858)	(49)	—	—	(49)

Tangible assets, net
Balances at 31 December 2022	13,489	19,555	1,029	34,073	2,413	—	—	2,413
Balances at 31 December 2023	13,408	19,518	956	33,882	2,183	—	—	2,183
Balances at 31 December 2024	12,636	18,576	875	32,087	1,918	—	—	1,918
b) Tangible assets - For own use
The detail, by class of asset, of 'Property, plant and equipment' which is owned by the Group in the consolidated balance sheets is as follows:

EUR million
	Tangible assets for own use				Of which: for leasing
	Cost	Accumulated depreciation	Impairment losses	Carrying amount
Land and buildings	14,623	(4,467)	(175)	9,981	2,349
IT equipment and fixtures	5,285	(3,984)	—	1,301	53
Furniture and vehicles	6,445	(4,389)	—	2,056	11
Construction in progress and other items	217	(52)	(14)	151	—
Balances at 31 December 2022	26,570	(12,892)	(189)	13,489	2,413

Land and buildings	14,973	(5,010)	(154)	9,809	2,104
IT equipment and fixtures	5,614	(4,154)	—	1,460	60
Furniture and vehicles	5,412	(3,424)	—	1,988	19
Construction in progress and other items	244	(49)	(44)	151	—
Balances at 31 December 2023	26,243	(12,637)	(198)	13,408	2,183

Land and buildings	15,113	(5,516)	(353)	9,244	1,882
IT equipment and fixtures	5,283	(3,926)	—	1,357	23
Furniture and vehicles	4,963	(3,130)	—	1,833	13
Construction in progress and other items	297	(47)	(48)	202	—
Balances at 31 December 2024	25,656	(12,619)	(401)	12,636	1,918
The carrying amount at 31 December 2024 in the foregoing table includes the following approximate amounts EUR 6,531 million (EUR 7,119 million at 31 December 2023 and EUR 7,083 million at 31 December 2022) relating to property, plant and equipment owned by group entities and branches located abroad.
c) Tangible assets - Leased out under an operating lease
Grupo Santander has assets leased out under operating leases where the company is the lessor and do not meet the accounting requirements to be classified as finance leases. The net cost of these leases is recorded as an asset and depreciated on a straight-line basis over the contractual term of the lease to the expected residual value.
The expected residual value and, consequently, the monthly depreciation expense may change during the term of the lease. The Group estimates expected residual values using independent data sources and internal statistical models. It also assesses the estimate of the residual value of these leases and adjusts the depreciation rate in line with the change in the expected value of the asset at the end of the lease.
Grupo Santander periodically assesses its investment in operating leases for impairment in certain circumstances, such as a systemic and material decrease in the values of used vehicles. If assets leased out under operating leases are deemed to be impaired, impairment is measured as the amount by which the carrying amount of the assets exceeds the fair value as estimated by discounted cash flows.
Of the 18,576 EUR million that the Group had assigned to operating leases at 31 December 2024 (19,518 EUR and 19,555 EUR at 31 December 2023 and 2022, respectively), EUR 11,336 million (EUR 12,525 and EUR 13,389 at 31 December 2023 and 2022, respectively) relate to vehicles of Santander US Auto's business. The variable lease payments of various items of this business are not significant.
In addition, the maturity analysis of the assets leased out under operating leases from Santander US Auto, is as follows:

EUR million

Maturity Analysis	2024
2025	3,524
2026	5,246
2027	4,481
2028	351
d) Tangible assets - Investment property
The fair value of investment property at 31 December 2024, 2023, 2022 amounted to EUR 1,041, 1,163 and 1,153 million, respectively. A comparison of the fair value of investment property at 31 December 2024, 2023 and 2022 with the net book value shows gross unrealised gains of EUR 166, 207 and 124 million, respectively, attributed completely to the group.
The rental income earned from investment property and the direct costs related both to investment properties that generated rental income in 2024, 2023 and 2022 and to investment properties that did not generate rental income in those years are not material in the context of the consolidated financial statements.